UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Corporation

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2013

Date of reporting period: July 31, 2013

Item 1.	Schedule of Investments

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD LARGECAP VALUE FUND
JULY 31, 2013 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 96.6%
	Shares	Value

CONSUMER DISCRETIONARY — 13.1%
Advance Auto Parts	47,655	$3,931,061
Comcast, Cl A	76,800	3,462,144
Polaris Industries	33,100	3,711,834
Target	44,200	3,149,250
Time Warner	30,000	1,867,800
Viacom, Cl B	50,600	3,682,162
Walt Disney	26,600	1,719,690

		21,523,941

CONSUMER STAPLES — 9.5%
Colgate-Palmolive	51,600	3,089,292
CVS Caremark	57,400	3,529,526
General Mills	48,000	2,496,000
McCormick	43,100	3,086,391
PepsiCo	39,500	3,299,830

		15,501,039

ENERGY — 11.0%
Anadarko Petroleum	34,400	3,045,088
Chevron	25,900	3,260,551
EQT	19,800	1,712,700
Exxon Mobil	34,800	3,262,500
Marathon Oil	44,700	1,625,292
Occidental Petroleum	37,800	3,366,090
Schlumberger	20,600	1,675,398

		17,947,619

FINANCIAL SERVICES — 25.1%
ACE	34,600	3,161,748
American International Group*	109,900	5,001,549
Ameriprise Financial	22,100	1,966,900
Bank of America	244,600	3,571,160
Capital One Financial	54,300	3,747,786
CIT Group*	72,600	3,637,986
Equifax	49,800	3,148,854
Hartford Financial Services Group	102,800	3,172,408
JPMorgan Chase	86,900	4,842,937
MetLife	34,400	1,665,648
US Bancorp	43,300	1,615,956
Wells Fargo	127,100	5,528,850

		41,061,782

HEALTH CARE — 13.2%
Abbott Laboratories	44,000	1,611,720
Baxter International	44,800	3,272,192
Covidien	50,300	3,099,989
DaVita HealthCare Partners*	24,400	2,840,404
Express Scripts Holding*	50,000	3,277,500
Johnson & Johnson	28,100	2,627,350

COMMON STOCK — continued
	Shares	Value

HEALTH CARE (continued)
Novartis ADR	21,700	$1,553,937
Pfizer	54,300	1,587,189
Varian Medical Systems*	23,100	1,674,750

		21,545,031

MATERIALS & PROCESSING — 3.1%
Rock-Tenn, Cl A	16,900	1,932,515
Sigma-Aldrich	38,100	3,183,636

		5,116,151

PRODUCER DURABLES — 8.6%
Boeing	16,800	1,765,680
General Dynamics	21,200	1,809,208
Honeywell International	41,400	3,435,372
Union Pacific	22,150	3,512,768
United Technologies	33,900	3,578,823

		14,101,851

REAL ESTATE INVESTMENT TRUST — 1.8%
Ventas	45,400	2,984,596

TECHNOLOGY — 7.2%
Accenture, Cl A	44,500	3,284,545
Cisco Systems	73,700	1,883,035
Microsoft	52,600	1,674,258
Oracle	52,000	1,682,200
QUALCOMM	50,100	3,233,955

		11,757,993

UTILITIES — 4.0%
AT&T	89,200	3,146,084
Nextera Energy	39,600	3,429,756

		6,575,840

Total Common Stock (Cost $112,548,363)		158,115,843

SHORT-TERM INVESTMENT — 3.5%
SEI Daily Income Trust, Government Money Market Fund, Cl A, 0.020% (A) (Cost $5,800,823)	5,800,823	5,800,823

Total Investments — 100.1% (Cost $118,349,186)†		$163,916,666

Percentages are based upon Net Assets of $163,680,831.

*	Non-income producing security.

(A)	The rate reported is the 7-day effective yield as of July 31, 2013.

ADR – American Depositary Receipt

Cl – Class

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD LARGECAP VALUE FUND
JULY 31, 2013 (Unaudited)

†	At July 31, 2013, the tax basis cost of the Fund’s investments was $118,349,186, and the unrealized appreciation and depreciation were $46,603,282 and $(1,035,802) , respectively.

As of July 31, 2013, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principals (U.S. GAAP).

For the period ended July 31, 2013, there were no transfers between Level 1 and Level 2 assets and liabilities. Transfers, if any, between levels are considered to have occurred as of the end of the period. For the period ended July 31, 2013, there were no Level 3 securities.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements.

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD SMIDCAP FUND
JULY 31, 2013 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 96.4%
	Shares	Value

CONSUMER DISCRETIONARY — 15.4%
Advance Auto Parts	105,337	$8,689,249
Family Dollar Stores	70,233	4,829,221
Garmin	286,337	11,476,387
Lear	149,676	10,368,057
Life Time Fitness*	178,181	9,495,266
PetSmart	63,200	4,627,504
Signet Jewelers	128,257	9,376,869
Thor Industries	84,457	4,564,901
Tupperware Brands	104,004	8,765,457

		72,192,911

CONSUMER STAPLES — 0.9%
Dr. Pepper Snapple Group	89,155	4,167,105

ENERGY — 5.6%
Approach Resources*	173,312	4,591,035
Cloud Peak Energy*	247,531	3,967,922
CONSOL Energy	159,065	4,935,787
PDC Energy*	87,000	4,798,050
Rex Energy*	406,848	7,807,413

		26,100,207

FINANCIAL SERVICES — 22.1%
Aspen Insurance Holdings	120,025	4,499,737
Axis Capital Holdings	102,426	4,461,677
BankUnited	314,690	9,516,226
Broadridge Financial Solutions	342,469	9,911,053
Comerica	107,900	4,590,066
East West Bancorp	181,456	5,594,288
Equifax	144,100	9,111,443
First Financial Bancorp	482,410	7,771,625
Global Payments	99,533	4,609,373
HCC Insurance Holdings	122,100	5,437,113
Jack Henry & Associates	100,363	4,847,533
Lazard, CL A, LP	136,571	4,965,721
PrivateBancorp, Cl A	381,225	8,993,098
SVB Financial Group	105,536	9,204,850
Wintrust Financial	240,621	9,843,805

		103,357,608

HEALTH CARE — 7.1%
CareFusion*	266,639	10,284,266
DENTSPLY International	111,786	4,793,384
Hologic*	401,946	9,124,174
MEDNAX*	95,691	9,322,217

		33,524,041

MATERIALS & PROCESSING — 10.8%
Apogee Enterprises	176,482	4,722,658
Boise Cascade*	263,196	6,964,166
Packaging Corp of America	87,412	4,701,891

COMMON STOCK — continued
	Shares	Value

MATERIALS & PROCESSING (continued)
Rock-Tenn, Cl A	88,200	$10,085,670
Rockwood Holdings	135,700	9,190,961
Timken	167,857	9,806,206
Trex*	104,422	4,943,338

		50,414,890

PRODUCER DURABLES — 21.0%
B/E Aerospace*	135,126	9,419,634
Clean Harbors*	163,382	9,221,280
Colfax*	182,716	9,696,738
FLIR Systems	287,371	9,330,936
Foster Wheeler*	420,610	9,017,878
Hubbell, Cl B	88,482	9,498,543
Knoll	106,169	1,753,912
Manpower	115,600	7,730,172
Primoris Services	191,191	3,976,773
Robert Half International	115,637	4,306,322
TAL International Group	96,000	3,864,000
Trinity Industries	123,000	4,842,510
TrueBlue*	239,572	6,396,572
Watts Water Technologies, Cl A	180,518	9,437,481

		98,492,751

REAL ESTATE INVESTMENT TRUST — 7.2%
Alexandria Real Estate Equities	135,378	9,273,393
DiamondRock Hospitality	524,610	5,088,717
Digital Realty Trust	106,650	5,896,679
Inland Real Estate	645,894	6,646,249
Potlatch	153,454	6,756,580

		33,661,618

TECHNOLOGY — 5.0%
AVG Technologies*	222,841	4,969,354
CACI International, Cl A*	68,450	4,545,080
j2 Global	203,162	9,298,725
Lam Research*	92,200	4,538,084

		23,351,243

UTILITIES — 1.3%
CMS Energy	220,500	6,171,795

Total Common Stock (Cost $346,264,910)		451,434,169

SHORT-TERM INVESTMENT — 3.4%
SEI Daily Income Trust, Government Money Market Fund, Cl A, 0.020% (A) (Cost $15,825,217)	15,825,217	15,825,217

Total Investments— 99.8% (Cost $362,090,127)†		$467,259,386

Percentages are based upon Net Assets of $468,288,303.

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD SMIDCAP FUND
JULY 31, 2013 (Unaudited)

*	Non-income producing security.

(A)	The rate reported is the 7-day effective yield as of July 31, 2013.

Cl – Class

LP – Limited Partnership

†	At July 31, 2013, the tax basis cost of the Fund’s investments was $362,090,127, and the unrealized appreciation and depreciation were $109,644,115 and $(4,474,856) , respectively.

As of July 31, 2013, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principals (U.S. GAAP).

For the period ended July 31, 2013, there were no transfers between Level 1 and Level 2 assets and liabilities. Transfers, if any, between levels are considered to have occurred as of the end of the period. For the period ended July 31, 2013, there were no Level 3 securities.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements.

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD SMIDCAP PLUS FUND
JULY 31, 2013 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 93.7%
	Shares	Value

CONSUMER DISCRETIONARY — 20.0%
Advance Auto Parts	6,900	$569,181
BorgWarner	7,500	715,725
Family Dollar Stores	4,700	323,172
Garmin	21,100	845,688
Lear	9,900	685,773
Life Time Fitness*	11,900	634,151
Mohawk Industries*	5,700	678,243
PetSmart	9,000	658,980
Signet Jewelers	8,600	628,746
Thor Industries	5,900	318,895
Tupperware Brands	7,000	589,960

		6,648,514

CONSUMER STAPLES — 3.5%
Dr. Pepper Snapple Group	12,000	560,880
JM Smucker	5,500	618,860

		1,179,740

ENERGY — 4.0%
CONSOL Energy	10,800	335,124
EQT	7,800	674,700
Ultra Petroleum*	15,200	329,080

		1,338,904

FINANCIAL SERVICES — 18.4%
Aspen Insurance Holdings	7,400	277,426
Axis Capital Holdings	7,300	317,988
BankUnited	22,300	674,352
Broadridge Financial Solutions	22,900	662,726
Comerica	7,200	306,288
East West Bancorp	12,100	373,043
Equifax	9,700	613,331
Fiserv*	3,000	288,720
Global Payments	7,100	328,801
Hartford Financial Services Group	20,400	629,544
HCC Insurance Holdings	8,700	387,411
Jack Henry & Associates	6,300	304,290
Lazard, CL A, LP	9,400	341,784
SVB Financial Group*	7,200	627,984

		6,133,688

HEALTH CARE — 7.3%
CareFusion*	17,900	690,403
DENTSPLY International	6,200	265,856
Hologic*	25,100	569,770
Laboratory Corp of America Holdings*	3,300	319,242
MEDNAX*	6,000	584,520

		2,429,791

MATERIALS & PROCESSING — 8.9%
Eastman Chemical	4,200	337,806
Packaging Corp of America	6,200	333,498

COMMON STOCK — continued
	Shares	Value

MATERIALS & PROCESSING (continued)
Rock-Tenn, Cl A	5,700	$651,795
Rockwood Holdings	9,400	636,662
Sigma-Aldrich	3,500	292,460
Timken	11,900	695,198

		2,947,419

PRODUCER DURABLES — 16.5%
B/E Aerospace*	9,100	634,361
Clean Harbors*	11,500	649,060
Colfax*	11,800	626,226
Foster Wheeler*	29,200	626,048
Hubbell, Cl B	5,700	611,895
Manpower	8,000	534,960
Republic Services, Cl A	17,500	593,425
Robert Half International	15,300	569,772
Textron	11,800	323,084
Trinity Industries	8,600	338,582

		5,507,413

REAL ESTATE INVESTMENT TRUST — 5.3%
Alexandria Real Estate Equities	9,200	630,200
Digital Realty Trust	9,882	546,376
Potlatch	6,900	303,807
PS Business Parks	4,100	300,407

		1,780,790

TECHNOLOGY — 7.7%
Amphenol, Cl A	3,600	282,816
Avago Technologies, Cl A	18,100	663,908
CA	10,600	315,244
FLIR Systems	20,200	655,894
KLA-Tencor	5,500	322,465
Lam Research*	6,400	315,008

		2,555,335

UTILITIES — 2.1%
CMS Energy	14,800	414,252
Wisconsin Energy	6,700	291,316

		705,568

Total Common Stock (Cost $24,877,054)		31,227,162

SHORT-TERM INVESTMENT — 6.7%
SEI Daily Income Trust, Government Money Market Fund, Cl A, 0.020% (A) (Cost $2,221,986)	2,221,986	2,221,986

Total Investments — 100.4% (Cost $27,099,040)†		$33,449,148

Percentages are based upon Net Assets of $33,331,312.

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD SMIDCAP PLUS FUND
JULY 31, 2013 (Unaudited)

*	Non-income producing security.

(A)	The rate reported is the 7-day effective yield as of July 31, 2013.

Cl – Class

LP – Limited Partnership

† At July 31, 2013, the tax basis cost of the Fund’s investments was $27,099,040, and the unrealized appreciation and depreciation were $6,518,865 and $(168,757) respectively.

As of July 31, 2013, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principals (U.S. GAAP).

For the period ended July 31, 2013, there were no transfers between Level 1 and Level 2 assets and liabilities. Transfers, if any, between levels are considered to have occurred as of the end of the period. For the period ended July 31, 2013, there were no Level 3 securities.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements.

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD SMALLCAP VALUE FUND
JULY 31, 2013 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 94.9%
	Shares	Value

CONSUMER DISCRETIONARY — 8.1%
Arctic Cat	10,093	$555,519
Childrens Place Retail Stores*	9,200	497,168
Lithia Motors, Cl A	9,300	606,732
Saks*	35,000	560,700
Thor Industries	18,800	1,016,140
Wolverine World Wide	16,600	954,666

		4,190,925

CONSUMER STAPLES — 1.0%
J&J Snack Foods	6,333	504,613

ENERGY — 8.7%
Bonanza Creek Energy*	26,942	1,097,617
EQT Midstream Partners LP (A)	12,200	576,694
Kodiak Oil & Gas*	46,900	455,399
Matrix Service*	66,316	1,051,109
Rex Energy*	27,600	529,644
Synergy Resources*	100,891	781,905

		4,492,368

FINANCIAL SERVICES — 21.6%
AMERISAFE	20,400	728,892
Bancfirst	10,400	543,712
BBCN Bancorp	68,107	995,043
Chemical Financial	33,950	1,013,747
Columbia Banking System	41,500	1,036,670
Employers Holdings	18,621	489,546
Endurance Specialty Holdings	9,900	521,037
First Financial Bancorp	49,700	800,667
Heartland Payment Systems	27,659	1,031,957
National Bank Holdings, Cl A	22,200	444,000
Pacific Continental	39,713	489,661
PrivateBancorp, Cl A	43,750	1,032,063
Safety Insurance Group	9,396	505,223
State Bank Financial	32,108	512,444
Wintrust Financial	25,745	1,053,228

		11,197,890

HEALTH CARE — 2.9%
Given Imaging*	32,700	507,504
Omnicell*	47,700	1,006,470

		1,513,974

MATERIALS & PROCESSING — 8.3%
Apogee Enterprises	28,400	759,984
Beacon Roofing Supply*	25,245	1,029,743
Boise Cascade*	38,800	1,026,648
KapStone Paper and Packaging	21,931	966,061

COMMON STOCK — continued
	Shares	Value

MATERIALS & PROCESSING (continued)
US Silica Holdings	21,200	$513,040

		4,295,476

PRODUCER DURABLES — 20.9%
EnerSys	9,800	518,616
Foster Wheeler*	25,006	536,128
Gorman-Rupp	31,308	1,087,327
Hurco	15,540	442,890
Hyster-Yale Materials Handling	7,300	474,573
Kelly Services, Cl A	55,479	1,085,724
Knoll	31,500	520,380
Littelfuse	12,813	1,024,912
Moog, Cl A*	18,300	1,029,192
Primoris Services	26,700	555,360
Roadrunner Transportation Systems*	31,900	964,337
TAL International Group	27,100	1,090,775
Trex*	21,500	1,017,810
Watts Water Technologies, Cl A	9,700	507,116

		10,855,140

REAL ESTATE INVESTMENT TRUST — 10.1%
Coresite Realty	15,189	515,819
CubeSmart	35,500	575,100
CyrusOne	27,800	565,730
Inland Real Estate	52,442	539,628
Potlatch	22,600	995,078
PS Business Parks	13,333	976,909
Summit Hotel Properties	103,653	1,048,968

		5,217,232

TECHNOLOGY — 7.6%
AVG Technologies*	26,900	599,870
CACI International, Cl A*	7,500	498,000
Coherent	13,610	771,415
DTS*	45,700	1,034,648
j2 Global	23,200	1,061,864

		3,965,797

UTILITIES — 5.7%
ALLETE	18,600	997,332
NorthWestern	22,800	962,160
Portland General Electric	31,400	995,380

		2,954,872

Total Common Stock (Cost $37,555,004)		49,188,287

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD SMALLCAP VALUE FUND
JULY 31, 2013 (Unaudited)

SHORT-TERM INVESTMENT — 4.6%
	Shares	Value
SEI Daily Income Trust, Government Money Market Fund, Cl A, 0.020% (B) (Cost $2,397,412)	2,397,412	$2,397,412

Total Investments — 99.5% (Cost $39,952,416)†		$51,585,699

Percentages are based upon Net Assets of $51,864,800.

*	Non-income producing security.

(A)	Security considered Master Limited Partnership. At July 31, 2013, this security amounted to $576,694 or 1.11% of Net Assets.

(B)	The rate reported is the 7-day effective yield as of July 31, 2013.

Cl – Class

LP – Limited Partnership

†	At July 31, 2013 the tax basis cost of the Fund’s investments was $39,952,416, and the unrealized appreciation and depreciation were $11,822,014 and $(188,731) respectively.

As of July 31, 2013, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principals (U.S. GAAP).

For the period ended July 31, 2013, there were no transfers between Level 1 and Level 2 assets and liabilities. Transfers, if any, between levels are considered to have occurred as of the end of the period. For the period ended July 31, 2013, there were no Level 3 securities.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most financial statements.

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD INCOME OPPORTUNITY FUND
JULY 31, 2013 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 55.8%
	Shares	Value

CONSUMER DISCRETIONARY — 2.3%
Time Warner	259,700	$16,168,922
Wal-Mart Stores	200,800	15,650,352

		31,819,274

CONSUMER STAPLES — 4.6%
General Mills	604,298	31,423,496
PepsiCo	364,600	30,458,684

		61,882,180

ENERGY — 15.6%
Access Midstream Partners LP (A)	319,655	15,014,195
Chevron	128,000	16,113,920
El Paso Pipeline Partners LP (A)	358,849	14,913,765
Energy Transfer Equity LP (A)	259,255	17,302,679
Enterprise Products Partners LP (A)	255,441	15,845,005
Exxon Mobil	168,600	15,806,250
Kinder Morgan	641,000	24,204,160
Magellan Midstream Partners LP (A)	293,534	16,050,439
Occidental Petroleum	169,463	15,090,680
Plains All American Pipeline LP (A)	278,100	14,806,044
Spectra Energy	872,700	31,408,473
Western Gas Partners (A)	223,800	13,786,080

		210,341,690

FINANCIAL SERVICES — 4.9%
Hartford Financial Services Group	495,340	15,286,192
MetLife	203,278	9,842,721
Travelers	302,200	25,248,810
US Bancorp	418,000	15,599,760

		65,977,483

HEALTH CARE — 5.9%
Abbott Laboratories	428,000	15,677,640
Johnson & Johnson	352,200	32,930,700
Novartis ADR	436,207	31,236,783

		79,845,123

MATERIALS & PROCESSING — 1.2%
EI Du Pont de Nemours	284,200	16,395,498

PRODUCER DURABLES — 5.9%
Automatic Data Processing	219,000	15,787,710
Boeing	152,335	16,010,409
General Electric	1,300,600	31,695,622
Raytheon	220,343	15,829,441

		79,323,182

COMMON STOCK — continued
	Shares/ Face Amount	Value

REAL ESTATE INVESTMENT TRUST — 6.3%
Alexandria Real Estate Equities	380,024	$26,031,644
Digital Realty Trust	299,010	16,532,263
PS Business Parks	223,964	16,409,842
Rayonier	439,450	25,681,458

		84,655,207

TECHNOLOGY — 3.2%
Microsoft	892,700	28,414,641
QUALCOMM	242,400	15,646,920

		44,061,561

UTILITIES — 5.9%
AT&T	425,800	15,017,966
Nextera Energy	190,200	16,473,222
PPL	310,200	9,855,054
Southern	506,800	22,724,912
Xcel Energy	529,500	15,858,525

		79,929,679

Total Common Stock (Cost $614,438,146)		754,230,877

PREFERRED STOCK — 9.2%
CONSUMER DISCRETIONARY — 0.5%
General Motors, Ser B, 4.750%	144,000	7,191,360

FINANCIAL SERVICES — 7.9%
Bank of America, Ser D, 6.204%	981,859	24,448,289
BB&T, Ser D, 5.850%	612,371	15,094,945
JPMorgan Chase, 5.500%	1,270,827	29,267,146
MetLife, 5.000%	110,200	6,288,012
PNC Financial Services Group, Ser Q, 5.375%	629,096	14,871,829
Wells Fargo, 5.850% (B)	651,800	15,988,654

		105,958,875

REAL ESTATE INVESTMENT TRUST — 0.8%
Public Storage, 5.750%	139,950	3,295,823
Public Storage, 5.900%	299,084	7,249,796

		10,545,619

Total Preferred Stock (Cost $125,367,280)		123,695,854

CORPORATE OBLIGATIONS — 7.2%
ENERGY — 1.1%
Anadarko Petroleum 5.950%, 09/15/16	$2,750,000	3,109,298

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD INCOME OPPORTUNITY FUND
JULY 31, 2013 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value

ENERGY — continued
Marathon Oil 5.900%, 03/15/18	$1,000,000	$1,145,246
Occidental Petroleum 2.700%, 02/15/23	7,150,000	6,671,508
Total Capital 3.000%, 06/24/15	3,825,000	3,996,980

		14,923,032

FINANCIAL SERVICES — 4.3%
American International Group 4.250%, 09/15/14	6,000,000	6,216,312
Bank of America MTN 5.650%, 05/01/18	9,000,000	10,117,224
Barclays Bank , Ser 1 5.000%, 09/22/16	4,350,000	4,814,454
Citigroup 6.375%, 08/12/14	2,250,000	2,372,141
5.900%, 12/29/49 (B)	10,000,000	9,750,000
General Electric Capital 7.125%, 12/31/49 (B)	8,500,000	9,562,500
JPMorgan Chase 6.300%, 04/23/19	3,500,000	4,116,252
Teva Pharmaceutical Finance IV BV 3.650%, 11/10/21	6,500,000	6,535,146
Toyota Motor Credit MTN 1.750%, 05/22/17	4,500,000	4,521,217

		58,005,246

PRODUCER DURABLES — 0.3%
Boeing 6.000%, 03/15/19	2,000,000	2,384,936
CSX 6.250%, 04/01/15	2,000,000	2,177,880

		4,562,816

REAL ESTATE INVESTMENT TRUST — 0.2%
Vornado Realty 4.250%, 04/01/15	2,750,000	2,864,246

TECHNOLOGY — 1.0%
Arrow Electronics 6.000%, 04/01/20	2,500,000	2,686,190
Hewlett-Packard 1.550%, 05/30/14	3,000,000	3,013,200
Intel 3.300%, 10/01/21	7,000,000	7,048,055

		12,747,445

UTILITIES — 0.3%
Sempra Energy 2.000%, 03/15/14	3,500,000	3,528,718

CORPORATE OBLIGATIONS — continued
	Face Amount/ Shares	Value

Total Corporate Obligations (Cost $94,483,986)		$96,631,503

U.S. GOVERNMENT AGENCY OBLIGATIONS — 4.6%
FHLMC 3.750%, 03/27/19	$8,000,000	8,787,520
2.375%, 01/13/22	9,000,000	8,738,181

		17,525,701

FNMA 5.375%, 06/12/17	2,750,000	3,183,067
2.750%, 02/05/14	7,000,000	7,096,572
2.625%, 11/20/14	10,000,000	10,316,510
1.125%, 04/27/17	13,000,000	13,026,494
0.750%, 12/18/13	11,000,000	11,028,875

		44,651,518

Total U.S. Government Agency Obligations (Cost $61,873,447)		62,177,219

U.S. TREASURY OBLIGATIONS — 1.8%
U.S. Treasury Bond 3.375%, 11/15/19	6,250,000	6,854,981

U.S. Treasury Inflationary Protection Securities 2.500%, 07/15/16	1,750,000	2,242,035
1.375%, 07/15/18	6,050,000	7,193,148
1.375%, 01/15/20	4,750,000	5,620,078

		15,055,261

U.S. Treasury Notes 3.250%, 05/31/16	2,250,000	2,420,156

Total U.S. Treasury Obligations (Cost $22,679,387)		24,330,398

SHORT-TERM INVESTMENT — 20.8%
SEI Daily Income Trust, Government Money Market Fund, Cl A, 0.020% (C) (Cost $281,122,354)	281,122,354	281,122,354

Total Investments — 99.4% (Cost $1,199,964,600)†		$1,342,188,205

Percentages are based upon Net Assets of $1,350,542,314.

(A)	Securities considered Master Limited Partnership. At July 31, 2013, these securities amounted to 107,718,207 or 7.98% of Net Assets.

(B)	Floating rate security—Rate disclosed is the rate in effect on July 31, 2013.

(C)	The rate reported is the 7-day effective yield as of July 31, 2013.

ADR – American Depositary Receipt

Cl – Class

FHLMC – Federal Home Loan Mortgage Corporation

FNMA – Federal National Mortgage Association

LP – Limited Partnership

MTN – Medium Term Note

Ser – Series

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD INCOME OPPORTUNITY FUND
JULY 31, 2013 (Unaudited)

†	At July 31, 2013, the tax basis cost of the Fund’s investments was $1,199,964,600, and the unrealized appreciation and depreciation were $154,506,533 and $(12,282,928) respectively.

The following is a summary of the inputs used as of July 31, 2013 when valuing the Fund’s investments:

Investments in Securities	Level 1	Level 2	Level 3	Total

Common Stock	$754,230,877	$—	$—	$754,230,877
Preferred Stock	123,695,854	—	—	123,695,854
Corporate Obligations	—	96,631,503	—	96,631,503
U.S. Government Agency Obligations	—	62,177,219	—	62,177,219
U.S. Treasury Obligations	—	24,330,398	—	24,330,398
Short-Term Investment	281,122,354	—	—	281,122,354

Total Investments in Securities	$1,159,049,085	$183,139,120	$—	$1,342,188,205

For the period ended July 31, 2013, there were no transfers between Level 1 and Level 2 assets and liabilities. Transfers, if any, between levels are considered to have occurred as of the end of the period. For the period ended July 31, 2013, there were no Level 3 securities.

Amounts designated as “—” are either $0 or have been rounded to $0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements.

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD DIVIDEND GROWTH FUND
JULY 31, 2013 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 99.4%
	Shares	Value

CONSUMER DISCRETIONARY — 15.1%
Family Dollar Stores	13,400	$921,384
Genuine Parts	10,400	852,696
McDonald’s	23,400	2,295,072
Nordstrom	13,100	802,244
Polaris Industries	25,000	2,803,500
TJX	46,800	2,435,472
Tupperware Brands	29,700	2,503,116

		12,613,484

CONSUMER STAPLES — 13.5%
Colgate-Palmolive	39,700	2,376,839
General Mills	47,800	2,485,600
Hershey	9,650	915,496
JM Smucker	8,100	911,412
McCormick	11,500	823,515
PepsiCo	19,200	1,603,968
Philip Morris International	23,900	2,131,402

		11,248,232

ENERGY — 8.6%
Chevron	19,100	2,404,499
Exxon Mobil	24,700	2,315,625
Marathon Oil	67,000	2,436,120

		7,156,244

FINANCIAL SERVICES — 19.0%
ACE	25,800	2,357,604
American International Group*	53,800	2,448,438
Franklin Resources	46,500	2,272,920
JPMorgan Chase	45,000	2,507,850
US Bancorp	69,200	2,582,544
Waddell & Reed Financial, Cl A	20,050	1,023,753
Wells Fargo	60,900	2,649,150

		15,842,259

HEALTH CARE — 13.6%
Abbott Laboratories	21,200	776,556
Baxter International	11,700	854,568
Express Scripts Holding*	38,900	2,549,895
GlaxoSmithKline ADR	45,600	2,323,776
Johnson & Johnson	27,250	2,547,875
Novartis ADR	31,400	2,248,554

		11,301,224

MATERIALS & PROCESSING — 3.0%
Sigma-Aldrich	29,700	2,481,732

PRODUCER DURABLES — 16.0%
Accenture, Cl A	30,550	2,254,896
Flowserve	14,700	833,196
Honeywell International	31,400	2,605,572

COMMON STOCK — continued
	Shares/Number of Rights	Value

PRODUCER DURABLES (continued)
Union Pacific	16,080	$2,550,127
United Technologies	24,900	2,628,693
WW Grainger	9,400	2,464,116

		13,336,600

TECHNOLOGY — 10.6%
Cisco Systems	98,200	2,509,010
Microchip Technology	23,100	917,994
Microsoft	69,450	2,210,593
QUALCOMM	37,300	2,407,715
Western Digital	12,300	791,874

		8,837,186

Total Common Stock (Cost $69,432,733)		82,816,961

RIGHTS — 0.0%
Kinder Morgan (B)* (Cost $3)	10,345	—

SHORT-TERM INVESTMENT — 0.9%
Federated Prime Money Market Obligations Fund, 0.040% (A) (Cost $748,975)	748,975	748,975

Total Investments — 100.3% (Cost $70,181,711)†		$83,565,936

Percentages are based upon Net Assets of $83,352,570.

*	Non-income producing security.

(A)	The rate reported is the 7-day effective yield as of July 31, 2013.

(B)	Expiration date not available.

ADR – American Depositary Receipt

Cl – Class

†	At July 31, 2013, the tax basis cost of the Fund’s investments was $70,181,711, and the unrealized appreciation and depreciation were $13,496,772 and $(112,547) respectively.

As of July 31, 2013, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principals (U.S. GAAP).

For the period ended July 31, 2013, there were no transfers between Level 1 and Level 2 assets and liabilities. Transfers, if any, between levels are considered to have occurred as of the end of the period. For the period ended July 31, 2013, there were no Level 3 securities.

Amounts designated as “—” are $0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements.

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD SHORT DURATION HIGH YIELD FUND
JULY 31, 2013 (Unaudited)

SCHEDULE OF INVESTMENTS
CORPORATE OBLIGATIONS — 96.0%
	Face Amount	Value

CONSUMER DISCRETIONARY — 25.5%
99 Cents Only Stores 11.000%, 12/15/19	$240,000	$271,200
Academy 9.250%, 08/01/19 (A)	205,000	229,600
Air Canada 12.000%, 02/01/16 (A)	290,000	315,375
9.250%, 08/01/15 (A)	440,000	460,350
Allbritton Communication 8.000%, 05/15/18	500,000	540,625
AMC Entertainment 8.750%, 06/01/19	199,000	215,417
AMC Networks 7.750%, 07/15/21	270,000	302,400
American Axle & Manufacturing Holdings 9.250%, 01/15/17 (A)	121,000	129,772
Asbury Automotive Group 8.375%, 11/15/20	200,000	223,000
7.625%, 03/15/17	330,000	339,491
Avis Budget Car Rental 8.250%, 01/15/19	240,000	262,200
Beazer Homes USA 9.125%, 06/15/18	220,000	234,300
8.125%, 06/15/16	210,000	231,000
6.625%, 04/15/18	120,000	129,300
Boyd Gaming 9.125%, 12/01/18	185,000	197,025
7.125%, 02/01/16	210,000	209,475
Burlington Coat Factory Warehouse 10.000%, 02/15/19	260,000	290,550
CCO Holdings 8.125%, 04/30/20	175,000	190,312
7.375%, 06/01/20	200,000	215,500
7.250%, 10/30/17	335,000	355,937
CityCenter Holdings 7.625%, 01/15/16	450,000	477,000
Claire’s Stores 9.000%, 03/15/19 (A)	325,000	366,031
Clear Channel Communications 5.500%, 09/15/14	760,000	746,700
4.900%, 05/15/15	265,000	250,425
DineEquity 9.500%, 10/30/18	250,000	281,877
DISH DBS 7.750%, 05/31/15	275,000	299,062
7.125%, 02/01/16	350,000	383,250
Elizabeth Arden 7.375%, 03/15/21	115,000	124,200
Entercom Radio 10.500%, 12/01/19	330,000	375,375
Entravision Communications 8.750%, 08/01/17	200,000	213,126

CORPORATE OBLIGATIONS — continued
	Face Amount	Value

CONSUMER DISCRETIONARY — continued
Fifth & Pacific 10.500%, 04/15/19	$325,000	$356,687
Gannett 9.375%, 11/15/17	200,000	212,500
GWR Operating Partnership 10.875%, 04/01/17	220,000	246,125
Hanesbrands 8.000%, 12/15/16	82,000	87,228
Harrahs 11.250%, 06/01/17 (B)	200,000	207,875
Hertz 7.500%, 10/15/18	185,000	201,188
J Crew Group 8.125%, 03/01/19 (B)	410,000	434,600
Jo-Ann Stores 8.125%, 03/15/19 (A)	400,000	411,000
KB Home 5.875%, 01/15/15	175,000	182,000
Lamar Media 7.875%, 04/15/18	165,000	177,788
Lear 7.875%, 03/15/18	266,000	283,290
Lennar 6.500%, 04/15/16	275,000	296,312
5.600%, 05/31/15	105,000	111,038
LIN Television 8.375%, 04/15/18	225,000	241,875
Live Nation Entertainment 8.125%, 05/15/18 (A)	325,000	348,563
Local TV Finance 9.250%, 06/15/15 (A)	370,000	375,550
Mediacom 9.125%, 08/15/19	400,000	438,000
Meritor 10.625%, 03/15/18	250,000	272,500
MGM Resorts International 7.625%, 01/15/17	150,000	168,750
7.500%, 06/01/16	388,000	427,770
6.625%, 07/15/15	130,000	140,075
Michaels Stores 7.750%, 11/01/18	240,000	260,100
NES Rentals Holdings 7.875%, 05/01/18 (A)	200,000	205,000
Nexstar Broadcasting 8.875%, 04/15/17	240,000	259,800
Nielsen Finance 11.625%, 02/01/14	40,000	41,900
Petco Animal Supplies 9.250%, 12/01/18 (A)	300,000	324,750
Regal Entertainment 9.125%, 08/15/18	145,000	160,225
Sabre Holdings 8.350%, 03/15/16	350,000	383,250

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD SHORT DURATION HIGH YIELD FUND
JULY 31, 2013 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value

CONSUMER DISCRETIONARY — continued
Scientific Games International 9.250%, 06/15/19	$405,000	$440,438
Service International 7.000%, 05/15/19	250,000	269,063
Sinclair Television Group 9.250%, 11/01/17 (A)	200,000	212,000
8.375%, 10/15/18 (B)	170,000	184,025
Tenneco 7.750%, 08/15/18	335,000	360,125
Tower Auto Holdings 10.625%, 09/01/17 (A)	50,000	52,688
Toys R Us Property 10.750%, 07/15/17	300,000	317,253
Univision Communications 7.875%, 11/01/20 (A)	200,000	219,500
Virgin Media Finance 8.375%, 10/15/19	267,000	290,363
WMG Acquisition 11.500%, 10/01/18	405,000	468,788

		18,929,857

CONSUMER STAPLES — 4.6%
Burger King 9.875%, 10/15/18	400,000	451,500
Central Garden and Pet 8.250%, 03/01/18	210,000	217,350
Cott Beverages 8.375%, 11/15/17	110,000	115,638
Dave & Buster’s 11.000%, 06/01/18	360,000	399,600
Dean Foods 9.750%, 12/15/18	365,000	414,731
Del Monte 7.625%, 02/15/19	350,000	365,750
JBS USA 11.625%, 05/01/14	310,000	329,468
Michael Foods Group 9.750%, 07/15/18	150,000	165,000
Southern States 11.250%, 05/15/15(A)	100,000	105,751
Spectrum Brands 9.500%, 06/15/18	140,000	154,350
SUPERVALU 8.000%, 05/01/16	420,000	463,575
Yankee Candle 9.750%, 02/15/17	215,000	222,796

		3,405,509

ENERGY — 11.6%
Alta Mesa Holdings 9.625%, 10/15/18	285,000	299,250
Antero Resources 9.375%, 12/01/17	135,000	144,112
7.250%, 08/01/19	125,000	131,875

CORPORATE OBLIGATIONS — continued
	Face Amount	Value

ENERGY — continued
Arch Coal 8.750%, 08/01/16	$225,000	$223,312
BreitBurn Energy Partners 8.625%, 10/15/20	250,000	266,250
Calumet Specialty Products Partners 9.375%, 05/01/19	395,000	431,538
Carrizo Oil & Gas 8.625%, 10/15/18	350,000	382,375
CCS 11.000%, 11/15/15 (A)	450,000	455,625
Chaparral Energy 9.875%, 10/01/20	230,000	256,450
Chesapeake Energy 9.500%, 02/15/15	540,000	598,050
Cloud Peak Energy 8.500%, 12/15/19	175,000	189,000
8.250%, 12/15/17	205,000	216,275
Comstock Resources 8.375%, 10/15/17	435,000	456,750
CONSOL Energy 8.000%, 04/01/17	225,000	239,906
Crosstex Energy 8.875%, 02/15/18	210,000	223,650
Energy XXI 9.250%, 12/15/17	320,000	355,200
EP Energy 6.875%, 05/01/19	50,000	53,500
Exterran Holdings 7.250%, 12/01/18	310,000	328,988
Forest Oil 7.250%, 06/15/19	300,000	296,250
Hilcorp Energy I 8.000%, 02/15/20 (A)	305,000	330,544
Kodiak Oil & Gas 8.125%, 12/01/19	250,000	274,375
Laredo Petroleum 9.500%, 02/15/19	240,000	266,400
Linn Energy 8.625%, 04/15/20	165,000	171,600
Parker Drilling 9.125%, 04/01/18	330,000	353,100
Pioneer Energy Services 9.875%, 03/15/18	314,000	339,905
Sabine Oil & Gas 9.750%, 02/15/17	110,000	113,575
SandRidge Energy 8.750%, 01/15/20	105,000	110,250
SM Energy 6.625%, 02/15/19	160,000	169,600
Stone Energy 8.625%, 02/01/17	300,000	318,750
Swift Energy 8.875%, 01/15/20	240,000	251,400
7.125%, 06/01/17	175,000	177,625

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD SHORT DURATION HIGH YIELD FUND
JULY 31, 2013 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
ENERGY — continued
W&T Offshore 8.500%, 06/15/19	160,000	169,200

		8,594,680

FINANCIAL SERVICES — 6.5%
Ally Financial 8.300%, 02/12/15	380,000	409,925
CIT Group 4.750%, 02/15/15 (A)	290,000	299,425
Credit Acceptance 9.125%, 02/01/17	335,000	357,612
Ford Motor Credit 5.625%, 09/15/15	100,000	107,911
Griffon 7.125%, 04/01/18	130,000	136,825
HUB International 8.125%, 10/15/18 (A)	215,000	228,437
Icahn Enterprises 8.000%, 01/15/18	350,000	369,687
International Lease Finance 8.625%, 09/15/15	275,000	304,563
5.750%, 05/15/16	275,000	289,782
5.650%, 06/01/14	135,000	138,375
5.625%, 09/20/13	70,000	70,175
Nationstar Mortgage 9.625%, 05/01/19	220,000	247,500
Nuveen Investments 5.500%, 09/15/15	698,000	689,275
Realogy Group 3.375%, 05/01/16 (A)	300,000	300,000
Regions Financial 7.750%, 11/10/14	24,000	25,899
SLM MTN 6.250%, 01/25/16	315,000	335,475
Springleaf Finance MTN 5.400%, 12/01/15	490,000	494,900

		4,805,766

HEALTH CARE — 7.3%
CHS 8.000%, 11/15/19	350,000	369,687
DaVita HealthCare Partners 6.375%, 11/01/18	190,000	201,400
Endo Health Solutions 7.000%, 07/15/19	260,000	271,700
Fresenius Medical Care US Finance 6.500%, 09/15/18 (A)	225,000	248,062
Fresenius US Finance II 9.000%, 07/15/15 (A)	250,000	277,500
HCA 6.500%, 02/15/16	190,000	206,625
6.375%, 01/15/15	180,000	190,125

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
HEALTH CARE — continued
HealthSouth 8.125%, 02/15/20	$385,000	$421,575
7.250%, 10/01/18	175,000	188,562
Immucor 11.125%, 08/15/19	175,000	192,500
IMS Health 12.500%, 03/01/18 (A)	340,000	408,000
Kindred Healthcare 8.250%, 06/01/19	335,000	352,588
NBTY 9.000%, 10/01/18	260,000	287,950
Omnicare 7.750%, 06/01/20	360,000	399,600
Physio-Control International 9.875%, 01/15/19 (A)	230,000	255,300
Prestige Brands 8.250%, 04/01/18	240,000	257,400
Tenet Healthcare 8.000%, 08/01/20	175,000	185,938
Valeant Pharmaceuticals 6.750%, 10/01/17 (A)	450,000	474,750
6.500%, 07/15/16 (A)	225,000	232,875

		5,422,137

MATERIALS & PROCESSING — 16.3%
Ainsworth Lumber 7.500%, 12/15/17 (A)	420,000	445,200
Amsted Industries 8.125%, 03/15/18 (A)	200,000	212,500
ArcelorMittal 9.500%, 02/15/15	250,000	275,000
4.250%, 08/05/15	250,000	257,500
Ardagh Packaging Finance 7.375%, 10/15/17 (A)	300,000	319,125
Ashland 3.000%, 03/15/16 (A)	365,000	369,562
Atkore International 9.875%, 01/01/18	410,000	444,850
Berry Plastics 9.750%, 01/15/21	280,000	327,600
BOE Merger 9.500%, 11/01/17 (A)	265,000	279,575
Boise Paper Holdings 9.000%, 11/01/17	450,000	475,312
BWAY Holding 10.000%, 06/15/18	200,000	220,000
Cascades 7.750%, 12/15/17	440,000	462,000
Cemex 9.000%, 01/11/18 (A)	305,000	331,687
5.276%, 09/30/15 (A) (B)	190,000	195,938
FMG Resources 7.000%, 11/01/15 (A)	640,000	654,400

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD SHORT DURATION HIGH YIELD FUND
JULY 31, 2013 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value

MATERIALS & PROCESSING — continued
Graphic Packaging International 7.875%, 10/01/18	$185,000	$201,188
Hexion US Finance 8.875%, 02/01/18	230,000	239,200
Huntsman International 8.625%, 03/15/20	170,000	190,400
Ineos Finance 8.375%, 02/15/19 (A)(B)	270,000	296,325
Interface 7.625%, 12/01/18	400,000	428,000
Koppers 7.875%, 12/01/19	175,000	186,812
Longview Fibre Paper & Packaging 8.000%, 06/01/16 (A)	495,000	515,988
Nortek 10.000%, 12/01/18	200,000	218,500
Novelis 8.750%, 12/15/20	90,000	99,225
8.375%, 12/15/17	360,000	387,900
OMNOVA Solutions 7.875%, 11/01/18	300,000	316,500
Packaging Dynamics 8.750%, 02/01/16 (A)	300,000	306,000
Ply Gem Industries 8.250%, 02/15/18	313,000	337,258
Polymer Group 7.750%, 02/01/19	240,000	256,200
PolyOne 7.375%, 09/15/20	135,000	147,488
Polypore International 7.500%, 11/15/17	185,000	195,175
RBS Global 8.500%, 05/01/18	280,000	302,400
Reynolds Group Issuer 9.000%, 04/15/19	335,000	348,400
7.875%, 08/15/19	375,000	412,500
Sappi Papier Holding GmbH 8.375%, 06/15/19 (A)	410,000	433,575
Sealed Air 8.125%, 09/15/19 (A)	175,000	195,125
Steel Dynamics 6.125%, 08/15/19 (A)	190,000	200,450
Sunstate Equipment 12.000%, 06/15/16 (A)	145,000	158,050
Tekni-Plex 9.750%, 06/01/19 (A)	108,000	120,420
Tembec Industries 11.250%, 12/15/18	150,000	162,750
USG 8.375%, 10/15/18 (A)	190,000	207,575

		12,133,653

CORPORATE OBLIGATIONS — continued
	Face Amount	Value

PRODUCER DURABLES — 9.2%
Air Lease 4.500%, 01/15/16	$400,000	$407,000
Aircastle 9.750%, 08/01/18	285,000	316,350
AM Castle 12. 750%, 12/15/16 (B)	330,000	381,975
Case New Holland 7.750%, 09/01/13	40,000	40,150
Chrysler Group 8.000%, 06/15/19	280,000	305,550
CNH Capital 3.875%, 11/01/15	250,000	256,875
Coleman Cable 9.000%, 02/15/18	175,000	185,500
Darling International 8.500%, 12/15/18	210,000	232,050
HD Supply 10.500%, 01/15/21	245,000	252,350
8.125%, 04/15/19	175,000	196,000
Huntington Ingalls Industries 6.875%, 03/15/18	140,000	152,600
Interline Brands 7.500%, 11/15/18	180,000	189,000
Kratos Defense 10.000%, 06/01/17	450,000	486,000
Manitowoc 9.500%, 02/15/18	200,000	216,000
Norcraft 10.500%, 12/15/15	235,000	244,400
PHH 9.250%, 03/01/16	240,000	271,200
Sequa 7.000%, 12/15/17 (A)	290,000	290,000
Titan International 7.875%, 10/01/17	205,000	217,813
Tomkins 9.000%, 10/01/18	365,000	397,850
TransDigm 7.750%, 12/15/18	376,000	400,910
United Airlines 6.750%, 09/15/15 (A)	575,000	593,688
United Rentals North America 9.250%, 12/15/19	150,000	168,750
8.375%, 09/15/20	425,000	468,562
US Airways 2012-1 Class C Pass-Through Trust 9.125%, 10/01/15	199,848	209,341

		6,879,914

REAL ESTATE INVESTMENT TRUST — 1.4%
DuPont Fabros Technology 8.500%, 12/15/17	275,000	292,187
Felcor Lodging 10.000%, 10/01/14	203,000	219,748

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD SHORT DURATION HIGH YIELD FUND
JULY 31, 2013 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value

REAL ESTATE INVESTMENT TRUST — continued
Geo Group 7.750%, 10/15/17	$225,000	$235,687
iStar Financial 5.875%, 03/15/16	80,000	83,600
3.875%, 07/01/16	250,000	247,500

		1,078,722

TECHNOLOGY — 6.0%
Advanced Micro Devices 8.125%, 12/15/17	305,000	316,438
Amkor Technologies 7.375%, 05/01/18	300,000	312,750
CDW 12.535%, 10/12/17	245,000	258,475
8.000%, 12/15/18	155,000	169,337
Emdeon 11.000%, 12/31/19	390,000	445,575
First Data 11.250%, 03/31/16	332,000	330,340
Freescale Semiconductor 10.125%, 03/15/18 (A)	67,000	73,365
9.250%, 04/15/18 (A)	300,000	325,125
GXS Worldwide 9.750%, 06/15/15	380,000	390,450
iGATE 9.000%, 05/01/16	420,000	453,075
Infor US 11.500%, 07/15/18 (B)	181,880	209,617
Interactive Data 10.250%, 08/01/18	130,000	146,006
Magnachip Semiconductor 10.500%, 04/15/18	350,000	391,720
NXP Funding 9.750%, 08/01/18(A)	100,000	111,500
SunGard Data Systems 7.375%, 11/15/18	275,000	291,500
Zayo Group 8.125%, 01/01/20	230,000	253,000

		4,478,273

UTILITIES — 7.6%
AES 7.750%, 10/15/15	263,000	291,930
Calpine 7.250%, 10/15/17 (A)	391,000	408,595
Cincinnati Bell 8.250%, 10/15/17	351,000	367,672
CommScope 8.250%, 01/15/19(A)	325,000	356,687
eAccess 8.250%, 04/01/18 (A)	200,000	219,000
GenOn Energy 9.875%, 10/15/20	250,000	281,250

CORPORATE OBLIGATIONS — continued
	Face Amount	Value

UTILITIES — continued
Inmarsat Finance 7.375%, 12/01/17 (A)	$300,000	$315,750
Intelsat Jackson Holdings 7.250%, 04/01/19	400,000	432,500
Level 3 Communications 11.875%, 02/01/19	190,000	218,975
Level 3 Financing 10.000%, 02/01/18	230,000	248,400
MetroPCS Wireless 7.875%, 09/01/18	325,000	352,625
NRG Energy 8.500%, 06/15/19	225,000	243,000
7.875%, 05/15/21	320,000	352,000
PAETEC Holding 9.875%, 12/01/18	255,000	286,238
Sprint Communications 9.125%, 03/01/17	320,000	368,800
6.000%, 12/01/16	275,000	292,188
West 8.625%, 10/01/18 (B)	350,000	380,625
Windstream 8.125%, 09/01/18	215,000	228,975

		5,645,210

Total Corporate Obligations (Cost $71,664,464)		71,373,721

Total Investments — 96.0% (Cost $71,664,464) †		$71,373,721

Percentages are based upon Net Assets of $74,369,744.

(A)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the board of Trustees.

(B)	Floating rate security – Rate disclosed is the rate in effect on July 31, 2013.

MTN – Medium Term Note

†	At July 31, 2013, the tax basis cost of the Fund’s investments was $71,664,464, and the unrealized appreciation and depreciation were $385,846 and $(676,589) , respectively.

As of July 31, 2013, all of the Fund’s investments were considered level 2, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principals (U.S. GAAP).

For the period ended July 31, 2013, there were no transfers between Level 1 and Level 2 assets and liabilities. Transfers, if any, between levels are considered to have occurred as of the end of the period. For the period ended July 31, 2013, there were no Level 3 securities.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual financial statements.

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD EMERGING MARKETS FUND
JULY 31, 2013 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 88.2%
	Shares	Value

ARGENTINA — 1.9%
Tenaris ADR	20,500	$911,225

BRAZIL — 10.2%
Banco Bradesco	53,410	650,374
Cia Energetica de Minas Gerais	63,156	581,356
Cielo	22,940	565,518
Gerdau	81,692	523,164
Lojas Americanas	107,300	749,715
Lojas Renner	23,900	632,870
Petroleo Brasileiro, Cl Preference	87,200	624,564
Vale ADR, Cl B	45,200	620,144

		4,947,705

CANADA — 1.8%
Eldorado Gold	51,800	409,014
Yamana Gold	42,300	441,903

		850,917

CHILE — 1.4%
Enersis	2,233,487	673,067

CHINA — 5.0%
China BlueChemical	1,230,900	568,186
Golden Eagle Retail Group	335,200	492,712
PetroChina, Cl H	558,800	653,504
Tingyi Cayman Islands Holding	286,700	709,024

		2,423,426

EGYPT — 1.5%
Commercial International Bank Egypt	140,700	704,515

HONG KONG — 15.9%
ASM Pacific Technology	70,600	767,391
BOC Hong Kong Holdings	182,994	574,540
China Overseas Land & Investment	235,400	678,373
CNOOC	409,200	738,666
Daphne International Holdings	765,800	546,041
First Pacific	712,687	805,904
Huabao International Holdings	1,254,900	540,431
Samsonite International	230,900	632,656
VTech Holdings	73,000	1,117,270
Wharf Holdings	96,200	827,963
Zoomlion Heavy Industry Science and Technology	654,199	468,996

		7,698,231

INDONESIA — 6.2%
Bank Mandiri Persero	836,600	724,470
Media Nusantara Citra*	2,326,400	701,712
Telekomunikasi Indonesia Persero	761,500	881,717

COMMON STOCK — continued
	Shares	Value

INDONESIA (continued)
United Tractors	438,500	$716,789

		3,024,688

ISRAEL — 1.5%
Teva Pharmaceutical Industries ADR	18,000	714,600

JERSEY — 1.3%
Randgold Resources	8,700	631,307

MALAYSIA — 2.3%
British American Tobacco Malaysia	29,000	547,996
CIMB Group Holdings	241,700	586,369

		1,134,365

MEXICO — 4.6%
Fomento Economico Mexicano ADR	6,300	626,787
Grupo Financiero Banorte, Cl O	37,487	236,467
Kimberly-Clark de Mexico, Cl A	231,100	761,724
Wal-Mart de Mexico	227,100	621,412

		2,246,390

PERU — 1.5%
Credicorp	6,200	736,498

POLAND — 1.3%
Powszechna Kasa Oszczednosci Bank Polski*	52,400	609,874

SINGAPORE — 1.2%
Keppel Land	196,400	570,261

SOUTH AFRICA — 6.2%
Aveng	168,300	499,671
Foschini Group	44,100	449,694
Group	34,400	645,948
Impala Platinum Holdings	48,207	473,983
Massmart Holdings	22,200	376,920
Woolworths Holdings	78,100	532,462

		2,978,678

SOUTH KOREA — 4.6%
BS Financial Group	42,200	602,897
Hankook Tire	15,800	846,661
Samsung Electronics	690	786,167

		2,235,725

TAIWAN — 5.2%
Giant Manufacturing	88,100	666,923
Taiwan Semiconductor Manufacturing	242,500	828,915
Tripod Technology	247,700	516,274

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD EMERGING MARKETS FUND
JULY 31, 2013 (Unaudited)

COMMON STOCK — continued
	Shares	Value

TAIWAN (continued)
TSRC	280,200	$508,325

		2,520,437

THAILAND — 6.9%
Kasikornbank	129,100	752,740
PTT Exploration & Production	149,600	745,610
Siam Cement	45,700	671,629
Thai Oil	291,300	567,710
Thai Union Frozen Products PLC*	330,300	593,590

		3,331,279

TURKEY — 5.1%
Enka Insaat ve Sanayi	181,233	501,774
Ford Otomotiv Sanayi	47,400	678,210
Tupras Turkiye Petrol Rafinerileri	32,600	697,146
Turkiye Garanti Bankasi	155,200	607,668

		2,484,798

UNITED KINGDOM — 2.6%
Fresnillo	27,700	433,609
SABMiller	16,500	808,371

		1,241,980

Total Common Stock (Cost $48,117,459)		42,669,966

EQUITY LINKED NOTES — 8.1%
INDIA — 8.1%
JPMorgan (convertible to Bharat Forge) 05/16/17*	138,925	462,620
JPMorgan (convertible to Bharat Forge) 05/16/17*	30,175	100,483
JPMorgan (convertible to Bharat Heavy Electricals) 02/16/17*	208,000	536,640
JPMorgan (convertible to Bharti Airtel) 02/07/17*	135,000	758,700
JPMorgan (convertible to Oil & Natural Gas Corporation) 02/08/17*	133,000	630,420
JPMorgan (convertible to Reliance Industries) 02/07/17*	50,000	711,500
JPMorgan (convertible to Tata Consultancy) 02/07/17*	24,382	722,439

Total Equity Linked Notes (Cost $3,980,649)		3,922,802

SHORT-TERM INVESTMENT — 4.5%
SEI Daily Income Trust, Government Money Market Fund, Cl A, 0.020% (A) (Cost $2,161,222)	2,161,222	2,161,222

Total Investments — 100.8% (Cost $54,259,330)†		$48,753,990

Percentages are based upon Net Assets of $48,362,349.
(A)	The rate reported is the 7-day effective yield as of July 31, 2013.

*	Non-income producing security.

ADR – American Depositary Receipt

Cl – Class

PLC – Public Limited Company

†	At July 31, 2013, the tax basis cost of the Fund’s investments was $54,259,330, and the unrealized appreciation and depreciation were $1,413,484 and $(6,918,824), respectively.

The following is a summary of the inputs used as of July 31, 2013 when valuing the Fund’s investments:

Investments in Securities	Level 1	Level 2	Level 3	Total

Common Stock	$42,669,966	$—	$—	$42,669,966
Equity Linked Notes	—	3,922,802	—	3,922,802
Short-Term Investment	2,161,222	—	—	2,161,222

Total Investments in Securities	$44,831,188	$3,922,802	$—	$48,753,990

For the period ended July 31, 2013, there were no transfers between Level 1 and Level 2 assets and liabilities. Transfers, if any, between levels are considered to have occurred as of the end of the period. For the period ended July 31, 2013, there were no Level 3 securities.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements.

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD GLOBAL EQUITY FUND
JULY 31, 2013 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 96.1%
	Shares	Value

ARGENTINA — 1.6%
Tenaris	8,763	$197,485

AUSTRALIA — 1.5%
Rio Tinto	3,455	178,599

AUSTRIA — 3.2%
Vienna Insurance Group	3,269	169,065
Voestalpine	5,657	216,856

		385,921

BELGIUM — 1.9%
Anheuser-Busch InBev	2,346	225,899

BRAZIL — 0.6%
Petroleo Brasileiro ADR	3,000	40,920
Vale ADR, Cl B	2,060	28,263

		69,183

CANADA — 1.8%
Agrium	1,201	101,894
Goldcorp	4,000	112,912

		214,806

FRANCE — 5.5%
BNP Paribas	4,179	270,389
Schneider Electric	3,475	276,500
Total	2,360	125,899

		672,788

GERMANY — 4.3%
Hannover Rueckversicherung	2,885	214,548
Henkel & KGaA	2,829	234,997
RWE	2,395	72,056

		521,601

HONG KONG — 4.2%
CNOOC	109,133	197,001
Wharf Holdings	30,739	264,561
Zoomlion Heavy Industry Science and Technology	65,924	47,261

		508,823

ISRAEL — 1.0%
Teva Pharmaceutical Industries ADR	3,070	121,879

JAPAN — 7.9%
Astellas Pharma	3,603	193,195
Canon	3,550	109,680
Japan Tobacco	6,660	232,974
Keyence	700	228,782

COMMON STOCK — continued
	Shares	Value

JAPAN (continued)
Nippon Telegraph & Telephone	3,961	$199,648

		964,279

JERSEY — 1.0%
Randgold Resources ADR	1,600	118,832

NETHERLANDS — 2.2%
ING Groep*	11,364	116,107
Royal Dutch Shell, Cl B	4,278	150,952

		267,059

SINGAPORE — 1.1%
Keppel	12,365	100,702
Singapore Press Holdings	9,819	33,919

		134,621

SOUTH KOREA — 3.2%
BS Financial Group	12,743	182,055
Samsung Electronics	180	205,087

		387,142

SWITZERLAND — 3.0%
Roche Holding	1,457	358,956

THAILAND — 2.6%
BEC World	49,643	97,541
PTT Exploration & Production	23,254	115,899
Thai Union Frozen Products PLC	59,047	106,115

		319,555

TURKEY — 0.9%
Tupras Turkiye Petrol Rafinerileri	4,996	106,839

UNITED KINGDOM — 9.1%
British American Tobacco	4,019	214,355
GlaxoSmithKline	5,791	148,354
Informa	26,979	215,471
Lloyds Banking Group*	168,067	175,060
Persimmon	6,800	127,859
SABMiller	2,100	102,883
Sage Group	22,434	119,618

		1,103,600

UNITED STATES — 39.5%
ACE	2,153	196,741
AGCO	3,795	213,469
AT&T	4,975	175,468
Bristol-Myers Squibb	1,385	59,887
Cameron International*	3,043	180,450
Capital One Financial	2,656	183,317
Caterpillar	1,827	151,476
Dun & Bradstreet	3,312	343,223
Exxon Mobil	1,265	118,594

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD GLOBAL EQUITY FUND
JULY 31, 2013 (Unaudited)

COMMON STOCK — continued
	Shares	Value

UNITED STATES (continued)
Freeport-McMoRan Copper & Gold	2,800	$79,184
Honeywell International	3,873	321,382
International Business Machines	1,336	260,573
JPMorgan Chase	7,128	397,244
Kraft Foods Group	3,776	213,646
MetLife	4,776	231,254
Mondelez International, Cl A	3,966	124,017
Moody’s	4,620	313,097
Omnicom Group	3,703	237,992
Philip Morris International	2,395	213,586
Raytheon	2,644	189,945
Stanley Black & Decker	2,182	184,641
T. Rowe Price Group	2,033	152,963
Williams	7,206	246,229

		4,788,378

Total Common Stock (Cost $11,074,177)		11,646,245

EXCHANGE TRADED FUNDS — 2.2%
UNITED STATES — 2.2%
iShares MSCI France Index Fund	3,845	97,893
iShares MSCI Germany Index Fund	2,438	64,144
iShares MSCI Italy Index Fund	7,683	99,879

Total Exchange Traded Funds (Cost $257,345)		261,916

SHORT-TERM INVESTMENT — 2.0%
SEI Daily Income Trust, Government Money Market Fund, Cl A, 0.020% (A) (Cost $237,766)	237,766	237,766

Total Investments — 100.3% (Cost $11,569,288)†		$12,145,927

Percentages are based upon Net Assets of $12,113,263.

*	Non-income producing security.

(A)	The rate reported is the 7-day effective yield as of July 31, 2013.

ADR – American Depositary Receipt

Cl – Class

MSCI – Morgan Stanley Capital International

PLC – Public Limited Company

†	At July 31, 2013, the tax basis cost of the Fund’s investments was $11,569,288, and the unrealized appreciation and depreciation were $1,014,834 and $(438,195) respectively.

As of July 31, 2013, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principals (U.S. GAAP).

For the period ended July 31, 2013, there were no transfers between Level 1 and Level 2 assets and liabilities. Transfers, if any, between levels are considered to have occurred as of the end of the period. For the period ended July 31, 2013, there were no Level 3 securities.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most financial statements.

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD GLOBAL DIVIDEND FUND
JULY 31, 2013 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 96.7%
	Shares	Value

ARGENTINA — 1.7%
Tenaris	3,910	$88,116

AUSTRALIA — 1.0%
Rio Tinto	1,019	52,675

AUSTRIA — 3.2%
Vienna Insurance Group	1,300	67,233
Voestalpine	2,640	101,202

		168,435

BELGIUM — 2.7%
Anheuser-Busch InBev	1,119	107,749
Umicore	718	32,348

		140,097

BRAZIL — 1.1%
Petroleo Brasileiro ADR	2,150	29,326
Vale ADR, Cl B	2,300	31,556

		60,882

CANADA — 1.1%
Intact Financial, Cl Common Subscription Receipt	1,019	59,934

FRANCE — 6.8%
AXA	1,217	26,836
BNP Paribas	1,150	74,407
Schneider Electric	1,119	89,037
Total	1,320	70,418
Unibail-Rodamco	401	97,172

		357,870

GERMANY — 3.5%
Hannover Rueckversicherung	1,754	130,439
RWE	1,750	52,651

		183,090

HONG KONG — 4.0%
ASM Pacific Technology	6,774	73,630
CNOOC	27,240	49,172
VTech Holdings	4,545	69,562
Zoomlion Heavy Industry Science and Technology	28,346	20,321

		212,685

JAPAN — 4.5%
Astellas Pharma	938	50,296
Canon	1,530	47,271
Japan Tobacco	2,289	80,072
Nippon Telegraph & Telephone	1,153	58,115

		235,754

COMMON STOCK — continued
	Shares	Value

MALAYSIA — 0.4%
CIMB Group Holdings	9,590	$23,265

NETHERLANDS — 5.0%
Akzo Nobel	910	55,392
ING Groep*	5,263	53,773
Koninklijke Philips Electronics	1,220	39,050
Royal Dutch Shell, Cl B	1,400	49,400
Wereldhave	900	63,637

		261,252

NEW ZEALAND — 1.4%
Sky Network Television	16,725	71,600

SINGAPORE — 2.0%
Keppel	8,956	72,939
Singapore Press Holdings	8,922	30,820

		103,759

SOUTH KOREA — 1.3%
Samsung Electronics GDR	190	69,141

SWITZERLAND — 1.9%
Roche Holding	401	98,793

TAIWAN — 0.5%
TSRC	13,734	24,916

THAILAND — 3.1%
BEC World	41,185	80,923
Thai Oil	17,627	34,353
Thai Union Frozen Products PLC*	25,380	45,611

		160,887

TURKEY — 0.9%
Tupras Turkiye Petrol Rafinerileri	2,205	47,154

UNITED KINGDOM — 11.8%
British American Tobacco	1,236	65,923
Centrica	8,300	49,369
Close Brothers Group	4,478	71,188
Fresnillo	2,100	32,873
GlaxoSmithKline	1,871	47,931
Informa	12,113	96,742
Sage Group	11,882	63,355
Segro	13,734	64,935
Standard Chartered	2,105	48,818
Vodafone Group	26,081	78,360

		619,494

UNITED STATES — 38.8%
ACE	1,721	157,265

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD GLOBAL DIVIDEND FUND
JULY 31, 2013 (Unaudited)

COMMON STOCK — continued
	Shares	Value

UNITED STATES (continued)
AT&T	2,439	$86,024
Bristol-Myers Squibb	2,452	106,024
Capital One Financial	1,175	81,098
Dun & Bradstreet	800	82,904
Freeport-McMoRan Copper & Gold	2,105	59,529
Honeywell International	2,139	177,494
International Business Machines	568	110,783
JPMorgan Chase	3,241	180,621
Kinder Morgan Energy Partners LP (A)	1,500	123,765
Kraft Foods Group	1,550	87,699
MetLife	2,356	114,078
Mondelez International, Cl A	2,356	73,672
National Retail Properties	3,124	109,309
Philip Morris International	1,600	142,688
Raytheon	1,300	93,392
Stanley Black & Decker	900	76,158
T. Rowe Price Group	900	67,716
Williams	3,200	109,344

		2,039,563

Total Common Stock (Cost $4,868,293)		5,079,362

SHORT-TERM INVESTMENT — 1.9%
SEI Daily Income Trust, Government Money Market Fund, Cl A, 0.020% (B) (Cost $101,244)	101,244	101,244

Total Investments — 98.6% (Cost $4,969,537)†		$5,180,606

Percentages are based upon Net Assets of $5,253,314.

*	Non-income producing security.

(A)	Security considered Master Limited Partnership. At July 31, 2013, this security amounted to 123,765 or 2.36% of Net Assets.

(B)	The rate reported is the 7-day effective yield as of July 31, 2013.

ADR – American Depositary Receipt

Cl – Class

GDR – Global Depository Receipts

LP – Limited Partnership

PLC – Public Limited Company

†	At July 31, 2013, the tax basis cost of the Fund’s investments was $4,969,537, and the unrealized appreciation and depreciation were $400,452 and $(189,383) respectively.

As of July 31, 2013, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principals (U.S. GAAP).

For the period ended July 31, 2013, there were no transfers between Level 1 and Level 2 assets and liabilities. Transfers, if any, between levels are considered to have occurred as of the end of the period. For the period ended July 31, 2013, there were no Level 3 securities.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements.

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: September 27, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: September 27, 2013

By (Signature and Title)	/s/ Michael Lawson
Michael Lawson
Treasurer, Controller & CFO

Date: September 27, 2013